Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Compensation [Abstract]
Schedule of Share-Based Compensation Expense Related	The total share-based compensation expense related to all of the Company’s equity-based awards, recognized for the six months ended June 30, 2023 and 2022 is comprised as follows:
	Six months ended June 30,
	2023	2022
	Unaudited	Unaudited

Research and development expenses	$57	$44
Marketing, general and administrative expenses	395	826
Total share-based compensation	$452	$870